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[DrinkerBiddle&Reath LLP LETTERHEAD]                     Kieran G. Brown
                                                         215-988-2839
                                                         brownkg@dbr.com

                                 October 4, 2000

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Westcore Trust
     File Nos. 2-75677 and 811-3373

Ladies and Gentlemen:

     On behalf of Westcore Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that
(1) the Trust's combined Equity and Bond Funds Prospectus and the prospectus for the new Westcore Micro-Cap and International Small-Cap Value Funds, each dated October 1, 2000, do not differ from the prospectuses contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #52"), which was filed on September 29, 2000; and (2) the text of PEA #52 has been filed electronically.

     If you have any questions about the enclosed, please feel free to contact me at (215) 988-2839.



                                                 Sincerely yours,


                                                 /s/ Kieran G. Brown
                                                 -------------------------
                                                 Kieran G. Brown

KGB